Loans Principal, Interest and Financing Service Fee Receivables (Details 3) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Unpaid principal balance	¥ 1,652,782,208	¥ 417,625,050
Recorded investment, Impaired loans	1,632,882,956	415,938,138
Recorded investment, Impaired loans with related allowance for credit losses	1,378,790,678	358,477,762
Recorded investment, Impaired loans without related allowance for credit losses	254,092,278	57,460,376
Related allowance for credit losses	¥ 670,281,312	¥ 157,157,377